Earnings per share	6 Months Ended
Sep. 30, 2015
Earnings per share
Earnings per share

10. Earnings per share:

A reconciliation of the amounts and the numbers used in the calculation of net income attributable to NHI shareholders per share (basic and diluted) is as follows:

	Millions of yen except per share data presented in yen
	Six months ended September 30
	2014	2015
Basic—
Net income attributable to NHI shareholders	¥72,732	¥115,301
Weighted average number of shares outstanding	3,660,114,608	3,596,599,957
Net income attributable to NHI shareholders per share	¥19.87	¥32.06

Diluted—
Net income attributable to NHI shareholders	¥72,714	¥115,259
Weighted average number of shares outstanding	3,759,340,816	3,687,614,198
Net income attributable to NHI shareholders per share	¥19.34	¥31.26

	Millions of yen except per share data presented in yen
	Three months ended September 30
	2014	2015
Basic—
Net income attributable to NHI shareholders	¥52,872	¥46,559
Weighted average number of shares outstanding	3,638,479,123	3,595,833,271
Net income attributable to NHI shareholders per share	¥14.53	¥12.95

Diluted—
Net income attributable to NHI shareholders	¥52,861	¥46,538
Weighted average number of shares outstanding	3,736,423,754	3,685,748,891
Net income attributable to NHI shareholders per share	¥14.15	¥12.63

Net income attributable to NHI shareholders is adjusted to reflect the decline in Nomura’s equity share of earnings of subsidiaries and affiliates for the six and three months ended September 30, 2014 and 2015, arising from options to purchase common shares issued by subsidiaries and affiliates.

The weighted average number of shares used in the calculation of diluted earning per share (“EPS”) reflects the increase in potential issuance of common shares arising from stock-based compensation plans issued by the Company, which would have minimal impact on EPS for the six and three months ended September 30, 2014 and 2015.

Antidilutive stock options to purchase 8,941,100 common shares were not included in the computation of diluted EPS for the six and three months ended September 30, 2014, respectively. Antidilutive stock options to purchase 9,430,300 common shares were not included in the computation of diluted EPS for the six and three months ended September 30, 2015, respectively.